Income Tax Provision (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provision (Textual)
Deferred Tax Assets, Operating Loss Carryforwards, for Federal income tax	$ 1,620,353
Deferred Tax Assets, Operating Loss Carryforwards	550,920	498,048
Increased in valuation allowance	$ 52,872	$ 493,118